Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Reconciliation of Expected Provision for Income Tax Expense

The reconciliation of the expected provision for income tax expense to the actual provision for income tax expense reported in the consolidated statements of operations and comprehensive earnings for the years ended December 31, 2016 and 2015 is as follows:

	2016	2015
Earnings before income taxes	$19,622	$16,957
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2015 - 26.5%)	5,200	4,494
Permanent differences	398	(800)
Effect of change in tax rates	-	154
Foreign withholding taxes paid	1,089	496
Foreign rate differential	158	(683)
Increase in valuation allowance	1,725	3,260
Provision for income tax expense	$8,570	$6,921

Significant Components of Future Income Tax Assets and Liabilities

The significant components of the Company’s deferred income tax assets and liabilities as at December 31, 2016 and 2015 are as follows:

	2016	2015
Tax loss carryforwards	$24,096	$26,155
Scientific research and experimental development ("SR&ED") carryforwards	5,051	5,051
Investment tax credits	4,151	4,151
Accounts payable and accrued liabilities	489	1,291
Difference between tax and book value of patent finance obligations	(153)	(343)
Difference between tax and book value of capital and intangible assets	306	(1,072)
Difference between tax and book value of loan receivable	14	27
Total future income tax asset	33,954	35,260
Valuation allowance	(19,308)	(17,583)
Net future income tax asset	$14,646	$17,677

Summary of Tax Losses and Scientific Research and Experimental Development Expenditure

As at December 31, 2016, the Company had unused non-capital tax losses of approximately $71,999 (2015 - $77,647) that are due to expire as follows:

	SR&ED Expenditure Pool	Canadian Tax Losses	United States Tax Losses	Consolidated Tax Losses
2030	$-	$1,146	$-	$1,146
2031	-	2,442	601	3,043
2032	-	4,458	2,084	6,542
2033	-	26,703	4,807	31,510
2034	-	4,276	7,629	11,905
2035	-	1,889	4,154	6,043
2036	-	11,810	-	11,810
Indefinite	19,061	-	-	-
	$19,061	$52,724	$19,275	$71,999